FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair value measurement of liabilities
Assets measured at fair value	¥ 1,867,235
Financial assets	46,615,367	¥ 45,499,740
Financial liabilities at amortised cost	40,136,080	47,555,889
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value		3,575
Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	89,426	3,468
European option contracts
Fair value measurement of liabilities
Liabilities measured at fair value		107
Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortised cost	660,688	789,720
Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortised cost	39,475,392	46,766,169
Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value		148,649
Assets measured at fair value | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	89,426
Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	9,534	54,756
Available-for-sale financial investments
Fair value measurement of liabilities
Assets measured at fair value		93,893
Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	9,701
Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	1,848,000
Financial assets included in other non-current assets
Fair value measurement of liabilities
Financial assets	242,567	1,375,140
Quoted prices in active markets (Level 1)
Fair value measurement of liabilities
Assets measured at fair value	19,235
Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value		3,468
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	89,426	3,468
Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value		148,649
Quoted prices in active markets (Level 1) | Assets measured at fair value | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	89,426
Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	9,534	54,756
Quoted prices in active markets (Level 1) | Available-for-sale financial investments
Fair value measurement of liabilities
Assets measured at fair value		93,893
Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	9,701
Significant observable inputs (Level 2)
Fair value measurement of liabilities
Assets measured at fair value	1,848,000
Financial liabilities at amortised cost	40,136,080	47,555,889
Significant observable inputs (Level 2) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value		107
Significant observable inputs (Level 2) | European option contracts
Fair value measurement of liabilities
Liabilities measured at fair value		107
Significant observable inputs (Level 2) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortised cost	660,688	789,720
Significant observable inputs (Level 2) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortised cost	39,475,392	46,766,169
Significant observable inputs (Level 2) | Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	1,848,000
Significant observable inputs (Level 2) | Financial assets included in other non-current assets
Fair value measurement of liabilities
Financial assets	¥ 242,567	¥ 1,375,140